UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road, Watkinsville, Georgia  30677

(Address of principal executive offices)(Zip code)

Jennifer T. Welsh, Esq.
ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO  80203

(Name and address of agent for service)

Registrant's telephone number, including area code: (706) 583-5207

Date of fiscal year end: May 31, 2014

Date of reporting period: February 28, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Stadion Managed Fund
Schedule of Investments
February 28, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.63%	Shares	Value
First Trust NASDAQ-100® Equal Weighted Index Fund	1,453,010	$55,751,994
Guggenheim S&P 500® Pure Growth ETF	746,720	55,936,795
Health Care Select Sector SPDR® Fund	942,050	55,995,452
iShares® Russell 2000® Index Fund	381,060	44,782,171
iShares® U.S. Real Estate ETF	820,740	56,097,579
SPDR® S&P 500® ETF Trust	905,380	168,672,294
SPDR® S&P MidCap 400® ETF Trust	112,130	28,076,231
Technology Select Sector SPDR® Fund	1,549,490	56,323,962
Utilities Select Sector SPDR® Fund	690,980	27,950,141

TOTAL EXCHANGE-TRADED FUNDS
(Cost $539,994,896)		549,586,619

MONEY MARKET FUNDS - 0.50%	Shares	Value
Fidelity® Institutional Money Market Government Portfolio, Class I, 0.010%, 7-day effective yield	2,762,976	$2,762,976

TOTAL MONEY MARKET FUNDS
(Cost $2,762,976)		2,762,976

Total Investments, at Value - 99.13%
(Cost $542,757,872)		552,349,595

Other Assets in Excess of Liabilities - 0.87%		4,861,703

Net Assets - 100.00%		$557,211,298

See Notes to Quarterly Schedule of Investments

Stadion Core Advantage Fund
Schedule of Investments
February 28, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.35%	Shares	Value
First Trust NASDAQ-100® Equal Weighted Index Fund	232,770	$8,931,385
First Trust U.S. IPO Index Fund	121,770	5,798,687
Guggenheim® S&P 500® Equal Weight ETF	118,660	8,642,008
iShares® Europe ETF	118,820	5,766,335
iShares® Mortgage Real Estate Capped ETF	226,620	2,880,340
iShares® Russell 1000® Value Index Fund	59,950	5,676,066
iShares® S&P 100® Index Fund	68,400	5,618,376
Market Vectors® Gold Miners ETF	173,740	4,496,391
PowerShares® S&P 500® High Beta Port ETF	93,130	2,901,931
SPDR® S&P 500® ETF Trust	30,800	5,738,040

TOTAL EXCHANGE-TRADED FUNDS
(Cost $52,341,794)		56,449,559

MONEY MARKET FUNDS - 1.69%	Shares	Value
Fidelity® Institutional Money Market Government Portfolio, Class I, 0.010%, 7-day effective yield	968,796	$968,796

TOTAL MONEY MARKET FUNDS
(Cost $968,796)		968,796

Total Investments, at Value - 100.04%
(Cost $53,310,590)		57,418,355

Liabilities in Excess of Other Assets - (0.04)%		(21,139)

Net Assets - 100.00%		$57,397,216

See Notes to Quarterly Schedule of Investments

Stadion Olympus  Fund™
Schedule of Investments
February 28, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS - 93.42%	Shares	Value
First Trust Europe AlphaDEX® Fund	75,160	$2,697,492
Global X SuperDividend® ETF	88,040	2,122,644
iShares® MSCI Australia ETF	104,510	2,607,525
iShares® MSCI EAFE Index Fund	58,940	3,975,503
iShares® MSCI New Zealand Capped ETF	33,480	1,336,756
iShares® MSCI Pacific ex Japan ETF	28,140	1,321,173
iShares® MSCI Philippines ETF	38,830	1,327,209
iShares® S&P Global 100® Index Fund	35,350	2,727,960
Vanguard FTSE Europe ETF	66,140	3,983,613
WisdomTree® Europe SmallCap Dividend Fund	43,030	2,697,120

TOTAL EXCHANGE-TRADED FUNDS
(Cost $23,989,311)		24,796,995

MONEY MARKET FUNDS - 24.37%	Shares	Value
Fidelity® Institutional Money Market Government Portfolio, Class I, 0.010%, 7-day effective yield	6,467,591	$6,467,591

TOTAL MONEY MARKET FUNDS
(Cost $6,467,591)		6,467,591

Total Investments, at Value - 117.79%
(Cost $30,456,902)		31,264,586

Liabilities in Excess of Other Assets - (17.79)%		(4,722,190)

Net Assets - 100.00%		$26,542,396

See Notes to Quarterly Schedule of Investments

Stadion Trilogy Fund™
Schedule of Investments
February 28, 2014 (Unaudited)

COMMON STOCKS - 49.52%	Shares	Value
Consumer Discretionary - 5.07%
Distributors - 1.33%
Genuine Parts Co.(a)	22,760	$2,004,929

Hotels Restaurants & Leisure - 1.20%
McDonald's Corp.(a)	18,961	1,804,139

Leisure Equipment & Products - 1.29%
Polaris Industries, Inc.(a)	14,499	1,943,301

Media - 1.25%
Time Warner, Inc.	28,216	1,894,140

Consumer Staples - 8.66%
Food & Staples Retailing - 2.47%
Costco Wholesale Corp.(a)	15,963	1,864,478
Sysco Corp.(a)	51,384	1,850,852
		3,715,330

Food Products - 3.72%
General Mills, Inc.(a)	37,537	1,877,976
Kellogg Co.(a)	30,989	1,880,723
McCormick & Co. Inc. - Non-Voting Shares(a)	27,830	1,847,912
		5,606,611

Household Products - 1.21%
Procter & Gamble Co.(a)	23,211	1,825,777

Tobacco - 1.26%
Reynolds American, Inc.	37,434	1,902,770

Energy - 2.44%
Oil Gas & Consumable Fuels - 2.44%
Chevron Corp.(a)	15,889	1,832,478
ConocoPhillips(a)	27,769	1,846,639
		3,679,117

Financials - 6.19%
Banks - 1.23%
US Bancorp	45,154	1,857,636

Capital Markets - 1.21%
Eaton Vance Corp.(a)	48,258	1,826,083

Commercial Banks - 1.29%
Commerce Bancshares, Inc.(a)	43,388	1,937,708

COMMON STOCKS - 49.52% (continued)	Shares	Value
Financials - 6.19% (continued)
Insurance - 2.46%
Aflac, Inc.(a)	28,767	$1,843,389
Brown & Brown, Inc.(a)	61,772	1,859,337
		3,702,726

Health Care - 3.80%
Health Care Equipment & Supplies - 1.28%
Abbott Laboratories(a)	48,725	1,938,280

Pharmaceuticals - 2.52%
Johnson & Johnson(a)	20,441	1,883,025
Merck & Co. Inc.	33,513	1,909,906
		3,792,931

Industrials - 8.66%
Aerospace & Defense - 2.54%
Lockheed Martin Corp.(a)	11,977	1,943,867
United Technologies Corp.(a)	16,167	1,891,862
		3,835,729

Commercial Services & Supplies - 1.18%
Waste Management, Inc.(a)	42,940	1,782,010

Electrical Equipment - 1.20%
Emerson Electric Co.(a)	27,817	1,815,337

Machinery - 1.26%
Illinois Tool Works, Inc.(a)	22,943	1,892,798

Road & Rail - 1.18%
Norfolk Southern Corp.(a)	19,392	1,782,319

Trading Companies & Distributors - 1.30%
WW Grainger, Inc.(a)	7,659	1,953,198

Information Technology - 3.74%
Communications Equipment - 1.29%
Harris Corp.(a)	26,378	1,947,224

IT Services - 1.22%
Automatic Data Processing, Inc.	23,636	1,838,408

Software - 1.23%
Microsoft Corp.(a)	48,317	1,851,024

Materials - 3.75%
Chemicals - 2.50%
Ecolab, Inc.(a)	17,934	1,932,389
Sigma-Aldrich Corp.(a)	19,403	1,831,837
		3,764,226

COMMON STOCKS - 49.52% (continued)	Shares	Value
Materials - 3.75% (continued)
Containers & Packaging - 1.25%
AptarGroup, Inc.(a)	28,521	$1,887,234

Telecommunication - 1.16%
Diversified Telecommunication - 1.16%
AT&T, Inc.(a)	54,806	1,749,956

Utilities - 6.05%
Electric Utilities - 3.62%
Entergy Corp.(a)	28,223	1,801,192
Northeast Utilities(a)	40,905	1,818,227
Southern Co.(a)	43,319	1,834,560
		5,453,979

Gas Utilities - 1.20%
National Fuel Gas Co.(a)	24,013	1,803,857

Multi-Utilities - 1.23%
Dominion Resources, Inc.	26,821	1,861,377

TOTAL COMMON STOCKS
(Cost $63,527,890)		74,650,154

EXCHANGE-TRADED FUNDS - 48.43%	Shares	Value
iShares® Barclays® 1-3 Year Credit Bond Fund(a)	166,220	$17,566,129
iShares® Barclays® Intermediate Credit Bond Fund(a)	65,000	7,114,900
iShares® Barclays® MBS Bond Fund(a)	133,032	14,201,166
iShares® Floating Rate Note Fund	415,081	21,044,607
iShares® iBoxx® $ High Yield Corporate Bond Fund	56,705	5,383,006
PowerShares® Senior Loan Portfolio	211,374	5,256,871
ProShares® Short VIX Short-Term Futures ETF(a)(b)	40,000	2,448,000

TOTAL EXCHANGE-TRADED FUNDS
(Cost $72,105,261)		73,014,679

PURCHASED OPTION CONTRACTS - 2.31%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.34%
iShares® 7-10 Year Treasury Bond ETF	06/21/2014	$112	2,000	$10,000
S&P 500® Index:
	03/07/2014	2,075	90	225
	03/14/2014	2,075	90	225
	03/22/2014	2,100	90	225
	03/31/2014	1,850	50	152,500
	03/31/2014	1,875	120	194,400
	03/31/2014	1,900	100	72,500
	04/04/2014	1,900	90	77,850
	04/11/2014	2,050	90	1,575
	04/19/2014	2,100	90	900
				510,400
Put Option Contracts - 1.97%
iShares® 7-10 Year Treasury Bond ETF	06/21/2014	97	2,000	35,000

PURCHASED OPTION CONTRACTS - 2.31% (continued)	Expiration Date	Strike Price	Contracts	Value
Put Option Contracts - 1.97% (continued)
iShares® Intermediate Credit Bond ETF:
	04/19/2014	$106	650	$4,875
	07/19/2014	106	650	17,875
iShares® MBS ETF	06/21/2014	103	1,300	42,250
ProShares® Short VIX Short-Term Futures ETF	03/22/2014	60	400	114,000
S&P 500® Index:
	04/04/2014	1,710	90	33,300
	04/11/2014	1,710	90	44,550
	04/19/2014	1,710	90	54,450
	06/21/2014	1,425	525	185,063
	06/21/2014	1,500	200	105,000
	12/20/2014	1,600	100	370,000
	12/20/2014	1,650	100	453,500
	06/19/2015	1,600	100	642,500
SPDR® S&P 500® ETF Trust:
	12/20/2014	140	2,400	379,200
	12/20/2014	145	100	19,650
	06/19/2015	150	800	367,200
	06/19/2015	155	200	109,000
				2,977,413
TOTAL PURCHASED OPTION CONTRACTS
(Cost $8,903,257)				3,487,813

MONEY MARKET FUNDS - 5.28%	Shares	Value
Fidelity® Institutional Money Market Government Portfolio, Class I, 0.010%, 7-day effective yield	7,954,112	$7,954,112

TOTAL MONEY MARKET FUNDS
(Cost $7,954,112)		7,954,112

Total Investments, at Value - 105.54%
(Cost $152,490,520)		159,106,758

Written Option Contracts - (5.59)%		(8,430,650)

Other Assets in Excess of Liabilities - 0.05%		75,850

Net Assets - 100.00%		$150,751,958

(a) All or portion of this security is held as collateral for written options.
(b) Non-income producing security.

WRITTEN OPTION CONTRACTS - 5.59%	Expiration Date	Strike Price	Contracts	Premiums Received	Value
Call Option Contracts - 4.54%
iShares® 7-10 Year Treasury Bond ETF	06/21/2014	$102	2,000	$228,496	$225,000
iShares® Intermediate Credit Bond ETF	07/19/2014	109	650	29,410	35,750
iShares® MBS ETF	06/21/2014	106	1,300	82,224	126,750

WRITTEN OPTION CONTRACTS - 5.59%(continued)	Expiration Date	Strike Price	Contracts	Premiums Received	Value
Call Option Contracts - 4.54% (continued)
ProShares® Short VIX Short-Term Futures ETF	03/22/2014	$70	400	$31,421	$7,000
S&P 500® Index:
	03/14/2014	1,770	45	196,430	416,700
	03/22/2014	1,780	90	376,560	762,750
	03/31/2014	1,740	90	469,041	1,115,550
	04/04/2014	1,830	90	321,760	422,550
	04/11/2014	1,840	90	289,260	380,250
	04/19/2014	1,850	90	297,360	321,300
	06/21/2014	1,650	20	163,180	432,700
	12/20/2014	1,800	110	613,090	1,359,050
	06/19/2015	1,900	20	123,980	187,900
	09/19/2015	1,950	150	941,550	1,073,250
				4,163,762	6,866,500
Put Option Contracts - 1.05%
S&P 500® Index:
	04/04/2014	1,830	90	262,710	153,900
	04/11/2014	1,840	90	293,760	208,350
	04/19/2014	1,850	90	295,110	265,500
	06/21/2014	1,250	80	259,080	11,200
	06/21/2014	1,275	525	848,900	84,000
	06/21/2014	1,350	120	243,355	28,200
	12/20/2014	1,500	200	852,353	479,000
	06/19/2015	1,425	100	617,900	334,000
				3,673,168	1,564,150

Total Written Option Contracts				$7,836,930	$8,430,650

See Notes to Quarterly Schedule of Investments

Stadion Tactical Income Fund
Schedule of Investments
February 28, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS - 99.14%	Shares	Value
iShares® 3-7 Year Treasury Bond ETF	3,910	$475,612
iShares® 7-10 Year Treasury Bond ETF	1,550	158,829
iShares® Barclays® Intermediate Credit Bond Fund(a)	8,692	951,426
iShares® CMBS ETF	6,052	311,899
iShares® iBoxx® $ High Yield Corporate Bond Fund	13,360	1,268,265
iShares® iBoxx® $ Investment Grade Corporate Bond ETF	6,760	793,354
iShares® U.S. Preferred Stock ETF	10,670	411,649
Market Vectors® Intermediate Municipal ETF	27,730	634,462
SPDR® Barclays® Convertible Securities ETF	6,370	314,805
Vanguard Intermediate-Term Corporate Bond ETF	5,570	474,564
Vanguard Total International Bond ETF	9,420	475,804

TOTAL EXCHANGE-TRADED FUNDS
(Cost $6,206,423)		6,270,669

MONEY MARKET FUNDS - 2.63%	Shares	Value
Fidelity® Institutional Money Market Government Portfolio, Class I, 0.010%, 7-day effective yield	166,596	$166,596

TOTAL MONEY MARKET FUNDS
(Cost $166,596)		166,596

Total Investments, at Value - 101.77%
(Cost $6,373,019)		6,437,265

Liabilities in Excess of Other Assets - (1.77)%		(111,848)

Net Assets - 100.00%		$6,325,417

See Notes to Quarterly Schedule of Investments

Stadion Market Opportunity Fund
Schedule of Investments
February 28, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS - 97.33%	Shares	Value
iShares® Cohen & Steers REIT ETF	28,220	$2,317,991
iShares® Russell 2000® Growth ETF	67,469	9,424,070
iShares® Russell Mid-Cap Growth ETF	26,890	2,356,102
iShares® U.S. Aerospace & Defense ETF	21,402	2,345,445
iShares® U.S. Preferred Stock ETF	59,940	2,312,485
iShares® U.S. Real Estate ETF	33,820	2,311,597
Powershares® QQQ Trust Series 1	76,388	6,900,892
Vanguard Growth ETF	97,621	9,300,353
Vanguard Health Care ETF	42,750	4,664,452
Vanguard Small-Cap Growth ETF	14,830	1,885,041
Vanguard Utilities ETF	26,010	2,299,544

TOTAL EXCHANGE-TRADED FUNDS
(Cost $39,470,068)		46,117,972

MONEY MARKET FUNDS - 2.90%	Shares	Value
Fidelity® Institutional Money Market Government Portfolio, Class I, 0.010%, 7-day effective yield	1,377,190	$1,377,190

TOTAL MONEY MARKET FUNDS
(Cost $1,377,190)		1,377,190

Total Investments, at Value - 100.23%
(Cost $40,847,258)		47,495,162

Liabilities in Excess of Other Assets - (0.23)%		(110,560)

Net Assets - 100.00%		$47,384,602

See Notes to Quarterly Schedule of Investments

STADION INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2014 (Unaudited)

1. ORGANIZATION

Stadion Managed Fund (“Managed Fund”), Stadion Core Advantage Fund (“Core Advantage Fund”), Stadion Olympus Fund™ (“Olympus Fund”), Stadion Trilogy Fund™ (“Trilogy Fund”), Stadion Tactical Income Fund (“Tactical Income Fund”) and Stadion Market Opportunity Fund (“Market Opportunity Fund”) (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

Managed Fund commenced operations on June 30, 2003. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Core Advantage Fund commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek capital appreciation.

Olympus Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Trilogy Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

Tactical Income Fund commenced operations on December 31, 2012. The public offering of Class A shares and Class I shares commenced on December 31, 2012 and February 14, 2013 respectively. The investment objective of the Fund is to seek total return comprised of income and capital appreciation, while maintaining a secondary emphasis on capital preservation.

Market Opportunity Fund’s predecessor fund, the ETF Market Opportunity Fund (the “Predecessor Fund”), is a successor to a previously operational fund which was a series of the Aviemore Funds, an Ohio business trust. The Predecessor Fund was organized into a series, Class I Shares of the Market Opportunity Fund effective as of the close of business on March 29, 2013. The Predecessor Fund commenced operations on May 3, 2004 and was the only series authorized by the Aviemore Funds. Class A and Class C shares were launched from the Market Opportunity Fund effective April 1, 2013. The Fund seeks long‐term capital appreciation.

Each Fund, excluding the Tactical Income Fund, currently offers three classes of shares, Class A, Class C, and Class I.  The Tactical Income Fund offers Class A and Class I shares. Class A shares (sold subject to a maximum front-end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares, are also sold subject to a 1% contingent deferred sales load on purchases at or above $1 million if redeemed within 18 months of purchase), Class C shares (subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares and, effective October 1, 2012, sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase) and Class I shares (sold without any sales loads and distribution and/ or service fees). Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (4) Class I shares require a higher minimum initial investment.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies followed by the funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation: The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Options are valued at the mean of the last quoted bid and ask prices at the time of valuation, as reported on the option’s primary exchange. If no bid quotation is readily available at the time of valuation, the option shall be valued at the mean of the last quoted ask price and $0.00. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Open-end investment companies, including money market funds, are valued at the net asset value reported by such registered open-end investment companies. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of February 28, 2014 by security type:

Managed Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$549,586,619	$–	$–	$549,586,619
Money Market Funds	2,762,976	–	–	2,762,976
Total	$552,349,595	$–	$–	$552,349,595

Core Advantage Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$56,449,559	$–	$–	$56,449,559
Money Market Funds	968,796	–	–	968,796
Total	$57,418,355	$–	$–	$57,418,355

Olympus Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$24,796,995	$–	$–	$24,796,995
Money Market Funds	6,467,591	–	–	6,467,591
Total	$31,264,586	$–	$–	$31,264,586

Trilogy Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$74,650,154	$–	$–	$74,650,154
Exchange-Traded Funds	73,014,679	–	–	73,014,679
Purchased Option Contracts	3,487,813	–	–	3,487,813
Money Market Funds	7,954,112	–	–	7,954,112
Total	$159,106,758	$–	$–	$159,106,758
Other Financial Instruments
Liabilities
Written Option Contracts	$(8,430,650)	$–	$–	$(8,430,650)
Total	$(8,430,650)	$–	$–	$(8,430,650)

Tactical Income Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$6,270,669	$–	$–	$6,270,669
Money Market Funds	166,596	–	–	166,596
Total	$6,437,265	$–	$–	$6,437,265

Market Opportunity Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$46,117,972	$–	$–	$46,117,972
Money Market Funds	1,377,190	–	–	1,377,190
Total	$47,495,162	$–	$–	$47,495,162

As of February 28, 2014, the Funds did not have any transfers in and out of any Level. The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2014. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Securities Transactions: Security transactions are accounted for on trade date.

Option Transactions: Trilogy Fund may purchase and write put and call options on broad-based U.S. stock indices or ETFs that replicate the performance of a broad-based U.S. stock index. The Fund uses option contracts on broad-based U.S. stock indices for the purpose of seeking to generate return and manage risk exposure among varying market conditions.

When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to market daily. If a written option expires unexercised on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. If an index option is exercised, the Fund will be required to pay the difference between the closing index value and the exercise price of the option. In this event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Exchange-Traded Funds (“ETFs”): The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the Net Asset Value of the ETF.

3. DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities: The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore  can produce significant gains or losses in excess of their  cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their  net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Transactions in option contracts written by Trilogy Fund during the period ended February 28, 2014 were as follows:

	Written Puts		Written Calls
	Contracts	Premiums	Contracts	Premiums

Options outstanding at beginning of period	740	$1,770,527	670	$2,339,759
Options written	5,255	13,416,604	10,800	16,642,156
Options closed	(4,130)	(10,427,563)	(6,005)	(14,108,912)
Options exercised	-	-	(295)	(615,391)
Options expired	(570)	(1,086,400)	(25)	(93,850)
Options outstanding at ending of period	1,295	$3,673,168	5,145	$4,163,762

A portion of the Trilogy Fund’s securities are pledged as collateral for open option contracts.

4. Tax Basis of Investments

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at February 28, 2014 is as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments
Managed Fund	$9,591,723	$-	$9,591,723	$542,757,872
Core Advantage Fund	$4,167,403	$(81,909)	$4,085,494	$53,332,861
Olympus Fund	$702,502	$(9,696)	$692,806	$30,571,780
Trilogy Fund	$11,862,141	$(6,361,564)	$5,500,577	$153,606,181
Tactical Income Fund	$21,767	$(8,407)	$13,360	$6,423,905
Market Opportunity Fund	$6,647,487	$-	$6,647,487	$40,847,645

The difference between the federal income tax cost of portfolio investments and the financial statement cost for, Core Advantage Fund, Olympus Fund, Trilogy Fund, Tactical Income and Market Opportunity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to deferral of losses on wash sales for Core Advantage Fund, Olympus Fund, Tactical Income Fund and Market Opportunity Fund. The “book/tax” differences for Trilogy Fund are due to the investments in partnerships and deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stadion Investment Trust

By (Signature and Title)*	/s/Judson P. Doherty
Judson P. Doherty, President

Date:	April 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date:	April 28, 2014

By (Signature and Title)*	/s/Duane L. Bernt
Duane L. Bernt, Treasurer and Principal Financial Officer

Date:	April 28, 2014

* Print the name and title of each signing officer under his or her signature.